Goodwill and Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Gross carrying amount	$ 164	$ 164
Accumulated amortization	(27)	(19)
Intangible assets, net	$ 137	$ 145